Retirement Benefits - Components of Retirement Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 1.4	$ 1.1	$ 2.7	$ 2.2	$ 4.5	$ 3.9
Interest cost on benefit obligation	15.2	18.4	30.4	36.8	73.5	78.4
Assumed return on plan assets	(24.1)	(24.8)	(48.2)	(49.6)
Amortization of prior service credits
Recognized net actuarial losses (gains)	23.7	15.5	47.3	31.0	(225.4)	(35.0)
Net periodic benefit expense	16.2	10.2	32.2	20.4
Postretirement Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	0.1	0.1	0.1	0.1
Interest cost on benefit obligation	0.6	0.7	1.2	1.5
Assumed return on plan assets
Amortization of prior service credits	(0.2)		(0.4)
Recognized net actuarial losses (gains)	(0.6)	(0.7)	(1.1)	(1.5)
Net periodic benefit expense	$ (0.1)	$ 0.1	$ (0.2)	$ 0.1